Share-based compensation, Non-vested Share Awards (Details)	12 Months Ended
	Dec. 31, 2017 CHF (SFr) shares	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2015 CHF (SFr) shares
Non-vested Share Awards [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	129,355	0	0
Number of non-vested shares [Abstract]
Non-vested (in shares)	0
Forfeited during the year (in shares)	0
Cancelled during the year (in shares)	0
Exercised during the year (in shares)	0
Granted during the year (in shares)	129,355	0	0
Non-vested (in shares)	122,014	0
Vested (in shares)	7,341
Weighted Average grant date fair value [Abstract]
Non-vested (in CHF per share) | SFr	SFr 0	SFr 0
Forfeited during the year (in CHF per share) | SFr	0
Cancelled during the year (in CHF per share) | SFr	0
Exercised during the year (in CHF per share) | SFr	0
Granted during the year (in CHF per share) | SFr	9.62
Non-vested (in CHF per share) | SFr	9.59	SFr 0	SFr 0
Vested (in CHF per share) | SFr	SFr 10.06
Restricted Share Awards [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	4,023
Vesting conditions	2 years 9 months
Contractual life of non-vested share awards	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)	4,023
Restricted Stock Units [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	4,023	0	0
Number of non-vested shares [Abstract]
Exercised during the year (in shares)	5,998
Granted during the year (in shares)	4,023	0	0
Restricted Stock Units [Member] | Directors [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	29,375
Vesting conditions	1 year
Contractual life of non-vested share awards	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)	29,375
Restricted Stock Units [Member] | Executives [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	95,957
Vesting conditions	4 years
Contractual life of non-vested share awards	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)	95,957